ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	$ 15,774,000	$ 15,774
Other receivables and prepayments		694
Due from related parties		2,512
Inventories		485
Ships, property, plant and equipment (Note 14)	243,596,000	243,883
Right-of-use assets (Note 15)		87
Bank loans (Note 26)		(125,517)
Other payables		(2,690)
Due to related parties		(33)
Lease liabilities (Note 25)		(90)
Fair value of net identifiable assets acquired		135,105
Total purchase consideration		(44,087)
Less: cash and bank balances including restricted cash	$ 15,774,000	15,774
Payment for acquisition of subsidiary, net of cash acquired		$ (28,313)